Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Beginning balance	$ 3,513	$ 3,719	$ 3,135
Additions based on tax positions related to the current year	547	871	751
Reductions due to lapse of applicable statute of limitations	(365)	(1,077)	(167)
Ending balance	$ 3,695	$ 3,513	$ 3,719